As filed with the Securities and Exchange Commission on January 15, 2026

Securities Act File No. 333-170122

Investment Company File No. 811-22487

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549
________________

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 525	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 527	☒

(Check appropriate box or boxes)
________________

DBX ETF TRUST
(Exact name of Registrant as specified in its charter)
________________

875 Third Avenue
New York, New York 10022-6225
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (212) 454-4500

________________

Freddi Klassen

DBX ETF Trust

875 Third Avenue

New York, New York 10022-6225

(Name and Address of Agent for Service)

Copy to: John S. Marten

Vedder Price P.C.

222 N. LaSalle Street

Chicago, Illinois 60601-1104
________________

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 27, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on ______________ pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of Post-Effective Amendment No. 522 to DBX ETF Trust’s Registration Statement until January 27, 2026. Parts A, B and C of Registrant’s Post-Effective Amendment No. 522 under the Securities Act of 1933 and Amendment No. 524 under the Investment Company Act of 1940, filed on November 5, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 13th day of January 2026.

DBX ETF TRUST

By: /s/Freddi Klassen

       Freddi Klassen*

       President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Stephen R. Byers
Stephen R. Byers*	Trustee and Chairman	January 13, 2026

/s/George O. Elston
George O. Elston*	Trustee	January 13, 2026

/s/Diane Kenneally
Diane Kenneally	Treasurer, Chief Financial Officer and Controller	January 13, 2026

/s/Freddi Klassen
Freddi Klassen*	President and Chief Executive Officer	January 13, 2026

/s/J. David Officer
J. David Officer*	Trustee	January 13, 2026

*By:

/s/Caroline Pearson

Caroline Pearson**

Assistant Secretary

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 464, as filed on March 11, 2020 to the Registration Statement; and incorporated herein by reference to Post-Effective Amendment No. 516, as filed on May 15, 2025 to the Registration Statement.